Marketable Securities	3 Months Ended
Mar. 31, 2021
Investments, All Other Investments [Abstract]
Marketable Securities

8. Marketable Securities

Investments in marketable securities consists of 2,500,000 shares of Zoompass Holdings (“Zoompass”) and is accounted for at fair value, with changes recognized into earnings.

The shares of Zoompass were last quoted on the OTC market at $0.265 per share on March 31, 2021, resulting in an unrealized gain recorded to earnings related to these securities of $195,000 for the three months ended March 31, 2021.